FAIR VALUE MEASUREMENTS - Key assumptions (Details) - 2027 Convertible Notes	Sep. 30, 2024	Sep. 30, 2023
Volatility
FAIR VALUE MEASUREMENTS
Convertible notes	0.80	0.9048
Discount rate
FAIR VALUE MEASUREMENTS
Convertible notes	0.1334	0.1578
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Convertible notes	0.0363	0.047